January 2, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, N.E.
Washington, D.C. 20549

RE:	BNY Mellon Funds Trust (the "Trust")
1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses contained in Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A filed electronically on December 27, 2017 with the Securities and Exchange Commission pursuant to Rule 485(b).

Please address any comments or questions to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi Joseph M. Chioffi Vice President and Assistant Secretary